Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 6,401,752	$ 1,440,959
Receivables, less allowances of $490,000 in 2013 and $636,000 in 2012 for doubtful accounts	12,139,618	17,235,220
Inventories, priced at cost which is not in excess of market-
Finished cement	4,420,327	5,385,586
Work in process	3,595,223	3,040,112
Building products	3,883,085	4,324,133
Fuel, gypsum, paper sacks and other	6,570,913	6,760,554
Operating and maintenance supplies	12,794,198	13,244,419
Total inventories	31,263,746	32,754,804
Refundable federal and state income taxes	0	1,441,206
Deferred income taxes	660,000	750,000
Prepaid expenses	1,042,033	658,368
Total current assets	51,507,149	54,280,557
PROPERTY, PLANT AND EQUIPMENT, at cost, less accumulated depreciation and depletion of $183,868,729 in 2013 and $193,109,379 in 2012	80,940,604	83,179,004
DEFERRED INCOME TAXES	8,179,577	14,964,458
INVESTMENTS	25,292,634	25,298,086
INVESTMENTS IN AFFILIATES	3,428,633	2,626,200
OTHER ASSETS	4,757,265	1,483,475
Total Assets	174,105,862	181,831,780
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	6,327,952	11,186,676
Current portion of term loan	1,428,571	1,237,816
Current portion of other long-term debt	175,000	175,000
Dividends	912,394	923,136
Compensation and benefits	3,193,320	3,284,587
Federal and state income taxes	503,230	0
Miscellaneous taxes	794,142	1,050,419
Other	1,351,202	1,883,211
Total current liabilities	14,685,811	19,740,845
LONG-TERM DEBT	12,061,164	9,683,964
ACCRUED POSTRETIREMENT BENEFITS	24,917,379	36,262,992
ACCRUED PENSION EXPENSE	8,009,127	13,241,529
STOCKHOLDERS' EQUITY:
Additional paid-in-capital	2,485,125	2,485,125
Retained earnings	98,518,546	97,758,013
Accumulated other comprehensive income (loss)	3,511,383	(7,374,773)
TOTAL STOCKHOLDERS' EQUITY	114,432,381	102,902,450
Total Liabilities and Stockholders' Equity	174,105,862	181,831,780
Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	6,498,830	6,490,117
Class B Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	$ 3,418,497	$ 3,543,968